Financial instruments - (Schedule of liquidity risk) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 439,135	$ 396,146	$ 515,497
Non-hedge derivative assets	2,736	1,712
Other financial liabilities	(219,091)	(67,860)
Long-term debt, including embedded derivative	(1,135,675)	(985,255)
Gold prepayment obligation	(137,031)	0
Finance lease liabilities	(63,514)	(81,947)	$ (89,215)
Embedded derivative		(9,074)
Derivative financial liabilities	(15,312)	(10,295)
Within one year [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	439,135	396,146
Restricted cash	337	337
Trade and other receivables	114,381	89,451
Non-hedge derivative assets	2,736	1,712
Assets used to manage liquidity risk	556,589	487,646
Trade and other payables, including embedded derivative	(209,413)	(184,604)
Other financial liabilities	(12,097)	(6,672)
Deferred Rosemont acquisition consideration	0	0
Long-term debt, including embedded derivative	(87,966)	(72,165)
Gold prepayment obligation	0
Non-derivative financial liabilities	(309,476)	(263,441)
Embedded derivative		(9,074)
Non-hedge derivative contracts	(15,312)	(10,295)
Derivative financial liabilities	(15,312)	(19,369)
13-36 months [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	0	0
Restricted cash	0
Trade and other receivables	0	0
Non-hedge derivative assets	0	0
Assets used to manage liquidity risk	0	0
Trade and other payables, including embedded derivative	0	0
Other financial liabilities	(9,483)	(4,811)
Deferred Rosemont acquisition consideration	(20,000)	(10,000)
Long-term debt, including embedded derivative	(168,188)	(149,500)
Gold prepayment obligation	(137,031)
Non-derivative financial liabilities	(334,702)	(164,311)
Embedded derivative		0
Non-hedge derivative contracts	0	0
Derivative financial liabilities	0	0
37-60 months [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	0	0
Restricted cash	0
Trade and other receivables	0	0
Non-hedge derivative assets	0	0
Assets used to manage liquidity risk	0	0
Trade and other payables, including embedded derivative	0	0
Other financial liabilities	(6,578)	(4,734)
Deferred Rosemont acquisition consideration	(10,000)	(20,000)
Long-term debt, including embedded derivative	(742,125)	(1,128,875)
Gold prepayment obligation	0
Non-derivative financial liabilities	(758,703)	(1,153,609)
Embedded derivative		0
Non-hedge derivative contracts	0	0
Derivative financial liabilities	0	0
More than 60 months [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	0	0
Restricted cash	0
Trade and other receivables	0	1,595
Non-hedge derivative assets	0	0
Assets used to manage liquidity risk	0	1,595
Trade and other payables, including embedded derivative	0	0
Other financial liabilities	(30,679)	(17,506)
Deferred Rosemont acquisition consideration	0	0
Long-term debt, including embedded derivative	(728,625)	0
Gold prepayment obligation	0
Non-derivative financial liabilities	(759,304)	(17,506)
Embedded derivative		0
Non-hedge derivative contracts	0	0
Derivative financial liabilities	0	0
Carrying amount [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	439,135	396,146
Restricted cash	337	337
Trade and other receivables	114,381	91,046
Non-hedge derivative assets	2,736	1,712
Assets used to manage liquidity risk	556,589	489,241
Trade and other payables, including embedded derivative	(209,413)	(184,604)
Other financial liabilities	(40,787)	(24,000)
Deferred Rosemont acquisition consideration	(25,961)	(24,491)
Long-term debt, including embedded derivative	(1,139,695)	(991,558)
Gold prepayment obligation	(137,031)
Non-derivative financial liabilities	(1,552,887)	(1,224,653)
Embedded derivative		(9,074)
Non-hedge derivative contracts	(15,312)	(10,295)
Derivative financial liabilities	(15,312)	(19,369)
Contractual cash flows [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	439,135	396,146
Restricted cash	337	337
Trade and other receivables	114,381	91,046
Non-hedge derivative assets	2,736	1,712
Assets used to manage liquidity risk	556,589	489,241
Trade and other payables, including embedded derivative	(209,413)	(184,604)
Other financial liabilities	(58,837)	(33,723)
Deferred Rosemont acquisition consideration	(30,000)	(30,000)
Long-term debt, including embedded derivative	(1,726,904)	(1,350,540)
Gold prepayment obligation	(137,031)
Non-derivative financial liabilities	(2,162,185)	(1,598,867)
Embedded derivative		(9,074)
Non-hedge derivative contracts	(15,312)	(10,295)
Derivative financial liabilities	$ (15,312)	$ (19,369)